Skadden, Arps, Slate Meagher & Flom LLP
                               Four Times Square
                              New York, NY 10036


                                                     August 31, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Mr. James O'Connor

Re:   Gabelli Utility Trust (the "Trust") (SEC File No. 811-09243)



Ladies and Gentlemen:

         A Registration Statement on Form N-2 (the "Pre-Effective Amendment") is transmitted electronically herewith for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act"),
(2) the Investment Company Act of 1940, as amended, (3) the General Instructions to Form N-2, and (4) Rules 101 and 102 under Regulation S-T.

         The Registration Statement is being filed for the purpose of registering 100,000 common shares of beneficial interest of the Trust in connection with a proposed issuance of transferable rights for common shares of beneficial interest to the Trust's shareholders. The registration fee of $123.66 has been previously wired to the FEDWIRE system. The Registration Statement transmitted herewith contains signature pages, the manually signed copies of which are maintained at the offices of the Trust.

         We will file a request for acceleration of the effectiveness of this Registration Statement after your comments have been received and resolved. If you have any questions, please contact the undersigned at 212-735-3556.

                                                     Very truly yours,

                                                     /s/Edward J. Meehan
                                                     ---------------------
                                                     Edward J. Meehan